Financial assets and financial liabilities - Summary of reconciliation of liabilities arising from financing activities (Parenthetical) (Detail) - USD ($) $ in Thousands			1 Months Ended
	Jul. 19, 2018	Apr. 04, 2018	Jul. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Loan agreement, principal amount				$ 539,786	$ 451,413	$ 304,767
Loan agreement, expiration date			January 2021
Non cash bond guarantees				$ 3,110
Bridge Loan Agreement [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Loan agreement, principal amount		$ 11,904
Loan agreement, expiration date		February 11, 2019
Loan agreement, interest rate		3.25%
Deferred expenses recognized in profit or loss	$ 11,904
Bridge Loan Agreement [Member] | Top of range [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Loan agreement, interest rate		5.00%
Bridge Loan Agreement [Member] | Market comparable prices [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Loan agreement, principal amount		$ 260,000